Commitments and contingencies - Schedule of Provision for Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss contingency accrual
Balance at beginning of period	$ 36,697	$ 59,186	$ 52,745
Accruals, net	36,322	7,201	24,260
Settlements	(19,474)	(19,072)	(22,022)
Reclassifications and increase of judicial deposits	391	0	553
Translation	4,471	(10,618)	3,650
Balance at end of period	58,407	36,697	59,186
Judicial deposits
Balance at beginning of period	(6,341)	(8,567)	(7,906)
Accruals, net	0	0	0
Settlements	0	0	0
Reclassifications and increase of judicial deposits	(424)	419	80
Translation	(788)	1,807	(741)
Balance at end of period	(7,553)	(6,341)	(8,567)
Provision for contingencies
Balance at beginning of period	30,356	50,619	44,839
Accruals, net	36,322	7,201	24,260
Settlements	(19,474)	(19,072)	(22,022)
Reclassifications and increase of judicial deposits	(33)	419	633
Translation	3,683	(8,811)	2,909
Balance at end of period	50,854	30,356	50,619
Tax contingencies in Brazil
Loss contingency accrual
Balance at beginning of period	22,113	40,583	28,505
Accruals, net	15,699	(10,994)	10,697
Settlements	0	(363)	(151)
Reclassifications and increase of judicial deposits	0	0	0
Translation	2,953	(7,113)	1,532
Balance at end of period	40,765	22,113	40,583
Labor contingencies in Brazil
Loss contingency accrual
Balance at beginning of period	8,821	12,674	14,095
Accruals, net	16,165	14,475	14,231
Settlements	(16,539)	(15,730)	(17,377)
Reclassifications and increase of judicial deposits	408	0	556
Translation	1,103	(2,598)	1,169
Balance at end of period	9,958	8,821	12,674
Other
Loss contingency accrual
Balance at beginning of period	5,763	5,929	10,145
Accruals, net	4,458	3,720	(668)
Settlements	(2,935)	(2,979)	(4,494)
Reclassifications and increase of judicial deposits	(17)	0	(3)
Translation	415	(907)	949
Balance at end of period	$ 7,684	$ 5,763	$ 5,929